NOTE PAYABLE (Details) - USD ($) $ in Thousands, shares in Millions			3 Months Ended	12 Months Ended
	Oct. 23, 2020	Apr. 17, 2020	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2021
Debt Instrument [Line Items]
Loan amount				$ 1,015	$ 1,015
Proceeds from notes payable			$ 38,700	38,796
Class A common stock
Debt Instrument [Line Items]
Shares issued upon notes conversion	4
PPP Loan
Debt Instrument [Line Items]
Loan amount		$ 1,000
Loan term		2 years
Stated interest rate (as a percent)		1.00%
Principal and interest deferment period		6 months
Interest expense				$ 300